FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets:
Current Assets		$ 9,607	$ 7,979
Non-current assets		94,983	92,805
Total assets		104,590	100,784
Liabilities:
Current Liabilities		10,903	11,705
Non-current liabilities		63,834	55,063
Total liabilities associated with assets held for sale		74,737	66,768
Redeemable Partnership Units held by Brookfield		1,926	2,190
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		1,355	1,533
Non-controlling interest, exchange LP units	[1]	62	72
Non-controlling interest, other		21,779	24,872
Net investment attributable to limited partners and general partner		4,731	5,349
USD
Assets:
Current Assets		4,027	3,446
Non-current assets		32,926	30,178
Total assets		36,953	33,624
Liabilities:
Current Liabilities		4,308	5,124
Non-current liabilities		24,079	19,995
Total liabilities associated with assets held for sale		28,387	25,119
Redeemable Partnership Units held by Brookfield		(486)	(731)
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		(341)	(513)
Non-controlling interest, exchange LP units		(17)	(23)
Non-controlling interest, other		10,600	11,552
Net investment attributable to limited partners and general partner		(1,190)	(1,780)
AUD
Assets:
Current Assets		543	193
Non-current assets		3,254	3,833
Total assets		3,797	4,026
Liabilities:
Current Liabilities		454	306
Non-current liabilities		1,594	1,637
Total liabilities associated with assets held for sale		2,048	1,943
Redeemable Partnership Units held by Brookfield		303	375
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		213	262
Non-controlling interest, exchange LP units		10	12
Non-controlling interest, other		478	518
Net investment attributable to limited partners and general partner		745	916
GBP
Assets:
Current Assets		900	962
Non-current assets		11,951	11,491
Total assets		12,851	12,453
Liabilities:
Current Liabilities		1,182	1,066
Non-current liabilities		6,844	6,253
Total liabilities associated with assets held for sale		8,026	7,319
Redeemable Partnership Units held by Brookfield		576	644
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		405	451
Non-controlling interest, exchange LP units		19	21
Non-controlling interest, other		2,412	2,447
Net investment attributable to limited partners and general partner		1,413	1,571
BRL
Assets:
Current Assets		919	766
Non-current assets		5,202	5,231
Total assets		6,121	5,997
Liabilities:
Current Liabilities		776	568
Non-current liabilities		4,487	3,422
Total liabilities associated with assets held for sale		5,263	3,990
Redeemable Partnership Units held by Brookfield		242	319
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		170	223
Non-controlling interest, exchange LP units		8	10
Non-controlling interest, other		(157)	676
Net investment attributable to limited partners and general partner		595	779
CAD
Assets:
Current Assets		1,013	923
Non-current assets		20,259	22,235
Total assets		21,272	23,158
Liabilities:
Current Liabilities		1,681	2,026
Non-current liabilities		12,751	12,795
Total liabilities associated with assets held for sale		14,432	14,821
Redeemable Partnership Units held by Brookfield		328	727
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		231	509
Non-controlling interest, exchange LP units		11	24
Non-controlling interest, other		5,466	5,303
Net investment attributable to limited partners and general partner		804	1,774
EUR
Assets:
Current Assets		767	683
Non-current assets		7,644	7,036
Total assets		8,411	7,719
Liabilities:
Current Liabilities		711	604
Non-current liabilities		3,037	3,114
Total liabilities associated with assets held for sale		3,748	3,718
Redeemable Partnership Units held by Brookfield		630	466
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		443	326
Non-controlling interest, exchange LP units		20	15
Non-controlling interest, other		2,023	2,057
Net investment attributable to limited partners and general partner		1,547	1,137
COP
Assets:
Current Assets		292	255
Non-current assets		1,175	1,288
Total assets		1,467	1,543
Liabilities:
Current Liabilities		445	182
Non-current liabilities		451	709
Total liabilities associated with assets held for sale		896	891
Redeemable Partnership Units held by Brookfield		18	22
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		13	16
Non-controlling interest, exchange LP units		1	1
Non-controlling interest, other		495	559
Net investment attributable to limited partners and general partner		44	54
PEN
Assets:
Current Assets		0	130
Non-current assets		130	1,295
Total assets		130	1,425
Liabilities:
Current Liabilities		0	13
Non-current liabilities		0	652
Total liabilities associated with assets held for sale		0	665
Redeemable Partnership Units held by Brookfield		31	31
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		22	22
Non-controlling interest, exchange LP units		1	1
Non-controlling interest, other		(1)	631
Net investment attributable to limited partners and general partner		77	75
INR
Assets:
Current Assets		1,074	515
Non-current assets		11,778	9,617
Total assets		12,852	10,132
Liabilities:
Current Liabilities		1,280	1,710
Non-current liabilities		10,460	6,258
Total liabilities associated with assets held for sale		11,740	7,968
Redeemable Partnership Units held by Brookfield		155	248
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		109	174
Non-controlling interest, exchange LP units		5	8
Non-controlling interest, other		463	1,129
Net investment attributable to limited partners and general partner		380	605
NZD & Other
Assets:
Current Assets		72	106
Non-current assets		664	601
Total assets		736	707
Liabilities:
Current Liabilities		66	106
Non-current liabilities		131	228
Total liabilities associated with assets held for sale		197	334
Redeemable Partnership Units held by Brookfield		129	89
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		90	63
Non-controlling interest, exchange LP units		4	3
Non-controlling interest, other		0	0
Net investment attributable to limited partners and general partner		$ 316	$ 218

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.